CONSOLIDATED STATEMENTS OF CASH FLOWS (Q2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss	$ (2,611)	$ (1,454)	$ (5,476)	$ (2,572)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	64	6	123	12
Stock-based compensation expense	1,045	119	1,226	237
Changes in operating assets and liabilities:
Accounts receivable	(952)	(349)	(552)	(459)
Prepaid expenses and other current assets	(1,362)	(175)	(1,815)	(181)
Contract assets	(21)	(14)	40	(22)
Accounts payable and other liabilities	4,322	538	4,416	455
Contract liabilities	(58)	28	(23)	78
Net cash used in operating activities	(2,464)	(1,301)	(4,952)	(2,452)
Cash flows from investing activities:
Business combination, net of cash acquired			0	(122)
Purchase of convertible note	(250)	0	(250)	0
Purchases of property and equipment	(40)	(153)	(113)	(195)
Net cash used in investing activities	(290)	(153)	(363)	(317)
Cash flows from financing activities:
Business combination, net of issuing cost	10,096	0	10,185	0
Proceeds from convertible notes			7,000	0
Proceeds from exercise of stock options, net	76	0	82	0
Net cash provided by financing activities	10,172	0	17,267	0
Net increase (decrease) in cash and cash equivalents	7,418	(1,454)	11,952	(2,769)
Cash and cash equivalents at beginning of period	6,761	9,132	2,227	10,447
Cash and cash equivalents at end of period	14,179	7,678	14,179	7,678
Supplemental disclosure of non-cash financing activities
Issue of common stock for business combination			0	50
Indemnity holdback for business combination	0	23	0	23
Conversion of convertible note and outstanding interest into common stock	7,305	0	7,305	0
Warrant assumed in business combination at estimate fair value	4,496	0	4,496	0
Convertible Notes Payable
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value	(11)	0	(11)	0
Shares subject to warrants stock conversion
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value	$ (2,880)	$ 0	$ (2,880)	$ 0